UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-10145
                                      ------------------------------------------
                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    -------------------

Date of fiscal year end: DECEMBER 31
                         --------------------

Date of reporting period: MARCH 31, 2006
                         --------------------

EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 91.9%
BRAZIL - 5.2%
Companhia Vale do Rio Doce ADR                            42,900    $  2,081,937
Petroleo Brasileiro SA ADR (a)                            84,300       7,306,281
                                                                    ------------
                                                                       9,388,218
                                                                    ------------
CHILE - 0.5%
Banco Santander Chile SA ADR                              19,600         854,560
                                                                    ------------
CHINA - 4.8%
China Telecom Corp., Ltd., Class H                       535,000       2,809,494
CNOOC Ltd.                                             2,410,000       1,863,438
Hutchison Telecommunications International Ltd. (a)      590,000       1,007,429
Kingboard Chemical Holdings Ltd.                         199,000         601,371
PetroChina Co., Ltd., Class H                          2,344,000       2,446,748
                                                                    ------------
                                                                       8,728,480
                                                                    ------------
EGYPT - 1.3%
Orascom Telecom Holding SAE GDR                           41,993       2,297,017
                                                                    ------------
HUNGARY - 1.2%
OTP Bank Rt                                               61,900       2,144,819
                                                                    ------------
INDIA - 4.2%
Infosys Technologies Ltd. ADR                             59,900       4,663,814
Reliance Industries Ltd. GDR                              49,600       2,870,271
                                                                    ------------
                                                                       7,534,085
                                                                    ------------
INDONESIA - 2.9%
PT Bank Rakyat Indonesia                               5,912,500       2,537,554
PT Telekomunikasi Indonesia Tbk                        3,584,400       2,721,730
                                                                    ------------
                                                                       5,259,284
                                                                    ------------
IRELAND - 0.5%
Kenmare Resources Plc. (a)                             1,000,000         836,921
                                                                    ------------
ISRAEL - 2.7%
Bank Hapoalim Ltd.                                       401,000       1,858,628
Makhteshim-Agan Industries Ltd.                          238,225       1,239,321
Teva Pharmaceutical Industries Ltd. ADR                   41,000       1,688,380
                                                                    ------------
                                                                       4,786,329
                                                                    ------------
MALAYSIA - 3.1%
IOI Corp. Berhad                                         479,300       1,730,795
Malakoff Berhad                                          317,100         787,778
PLUS Expressways Berhad                                  950,000         714,480
SP Setia Berhad                                          705,000         719,720
Telekom Malaysia Berhad                                  665,000       1,688,184
                                                                    ------------
                                                                       5,640,957
                                                                    ------------
MEXICO - 6.3%
America Movil SA de CV, Series L ADR                      94,300       3,230,718
America Telecom, SA de CV, Class A-1 (a)                 361,800       2,108,376
Consorcio ARA SA de CV                                   191,400         850,413
Empresas ICA SA de CV (a)                                291,716         899,792
Grupo Financiero Banorte SA de CV, Class O             1,078,000       2,553,177
WalMart de Mexico SA de CV, Series V                     628,880       1,682,863
                                                                    ------------
                                                                      11,325,339
                                                                    ------------
POLAND - 0.3%
Agora SA                                                  39,500         599,092
                                                                    ------------
RUSSIA - 7.4%
AFK Sistema GDR 144A*                                     74,300       1,812,920
AO VimpelCom ADR (a)                                      33,600       1,445,136
Gazprom ADR                                               49,300       4,510,950
LUKOIL ADR                                                65,984       5,489,869
                                                                    ------------
                                                                      13,258,875
                                                                    ------------


SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2005.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

SOUTH AFRICA - 11.3%
Anglo American Platinum Corp., Ltd.                       30,100    $  2,731,339
Edgars Consolidated Stores Ltd.                          154,000         961,548
Impala Platinum Holdings Ltd.                             10,800       2,041,041
Imperial Holdings Ltd. (a)                                78,368       2,173,887
Lonmin Plc                                                47,000       2,170,982
Massmart Holdings Ltd.                                   105,156         996,206
Naspers Ltd., Class N                                     93,000       1,893,341
Sasol Ltd.                                               125,500       4,743,532
Standard Bank Group Ltd.                                 184,300       2,535,265
                                                                    ------------
                                                                      20,247,141
                                                                    ------------
SOUTH KOREA - 21.6%
Cheil Communications, Inc.                                 6,500       1,388,103
Daewoo Shipbuilding & Marine Engineering Co., Ltd.        81,500       2,159,857
GS Holdings Corp.                                         82,900       2,457,181
Hanwha Corp.                                             123,220       3,772,753
Hyundai Development Co.                                   56,830       2,599,798
LG Corp.                                                  51,200       1,778,418
Lotte Shopping Co., Ltd. GDR 144A* (a)                    88,590       1,787,746
Meritz Fire & Marine Insurance Co., Ltd.                 447,500       2,104,744
S1 Corp.                                                  38,500       1,699,840
Samsung Corp.                                            249,420       6,391,765
Samsung Fire & Marine Insurance Co., Ltd.                 27,100       3,583,955
Samsung Heavy Industries Co., Ltd.                       199,200       3,567,210
Woongjin Coway Co., Ltd.                                 105,900       3,089,863
Yuhan Corp.                                               15,224       2,499,077
                                                                    ------------
                                                                      38,880,310
                                                                    ------------
TAIWAN - 11.7%
Far Eastern Department Stores Ltd.                     2,441,500       1,135,966
High Tech Computer Corp.                                 127,000       3,474,949
Hon Hai Precision Industry Co., Ltd.                     831,539       5,150,038
Shin Kong Financial Holding Co., Ltd.                  2,152,998       1,771,278
SinoPac Holdings Corp.                                 3,616,891       1,833,298
Taishin Financial Holdings Co., Ltd.                   1,780,000         981,759
Taiwan Fertilizer Co., Ltd.                            1,641,000       1,971,991
Taiwan Semiconductor Manufacturing Co., Ltd.           2,365,000       4,678,406
                                                                    ------------
                                                                      20,997,685
                                                                    ------------
THAILAND - 4.2%
Advanced Info Service PCL NVDR                           695,100       1,635,214
Bangkok Bank PCL NVDR                                    745,300       2,088,641
PTT Exploration & Production PCL NVDR                    204,800       2,906,533
TISCO Finance PCL NVDR                                 1,185,000         845,449
                                                                    ------------
                                                                       7,475,837
                                                                    ------------
TURKEY - 2.7%
BIM Birlesik Magazalar AS (a)                             34,800       1,105,686
Turkcell Iletisim Hizmetleri AS ADR                       15,300         255,051
Turkiye Garanti Bankasi AS (a)                           725,213       2,694,957
Turkiye Vakiflar Bankasi TAO, Class D (a)                163,500         893,144
                                                                    ------------
                                                                       4,948,838
                                                                    ------------
TOTAL COMMON STOCKS
      (cost $97,965,686)                                             165,203,787
                                                                    ------------


SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2005.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS - 6.2%
Brazil -- 6.2%
AES Tiete SA                                          55,400,000    $  1,556,641
Companhia Vale do Rio Doce ADR                            45,000       1,945,350
Itausa - Investimentos Itau SA (a)                     1,357,466       5,784,834
Net Servicos de Comunicacao SA (a)                     3,664,758       1,857,198
                                                                    ------------
TOTAL PREFERRED STOCKS
      (cost $5,823,426)                                               11,144,023
                                                                    ------------
TOTAL INVESTMENTS - 98.1%
      (cost $103,789,112)                                            176,347,810
Other assets less liabilities - 1.9%                                   3,372,715
                                                                    ------------
NET ASSETS - 100%                                                   $179,720,525
                                                                    ============

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuing is not required.

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $103,789,112. Net unrealized appreciation aggregated $72,558,698, of which $73,422,048 related to appreciated investment securities and $863,350 related to depreciated investment securities.


SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2005.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)               BAILLIE GIFFORD FUNDS
                          ----------------------------------




By (Signature and Title)     /s/ R Robin Menzies
                             -------------------------------
                             R ROBIN MENZIES, PRESIDENT

                                  May 10, 2006
                                  --------------------------
                                      DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)        /s/ R Robin Menzies
                                ------------------------------
                                R ROBIN MENZIES, PRESIDENT

                                  May 10, 2006
                                  --------------------------
                                      DATE



By (Signature and Title)      /s/ Nigel Cessford
                              --------------------------------
                              NIGEL CESSFORD, TREASURER

                                  May 10, 2006
                                  --------------------------
                                      DATE


                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.